Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Central Index Key	0001635295
Amendment Flag	false
Document Creation Date	Jun. 13, 2017
Document Effective Date	Jun. 13, 2017
Prospectus Date	Jun. 13, 2017
Class A, C, I, & Y Prospectus | BNY Mellon Absolute Insight Multi-Strategy Fund | Class A
Prospectus:
Trading Symbol	MAJAX
Class A, C, I, & Y Prospectus | BNY Mellon Absolute Insight Multi-Strategy Fund | Class C
Prospectus:
Trading Symbol	MAJCX
Class A, C, I, & Y Prospectus | BNY Mellon Absolute Insight Multi-Strategy Fund | Class I
Prospectus:
Trading Symbol	MAJIX
Class A, C, I, & Y Prospectus | BNY Mellon Absolute Insight Multi-Strategy Fund | Class Y
Prospectus:
Trading Symbol	MAJYX
Class T Prospectus | BNY Mellon Absolute Insight Multi-Strategy Fund | Class T
Prospectus:
Trading Symbol	MAJTX